TRADE ACCOUNTS RECEIVABLE - IMPAIRMENT LOSSES FOR BAD AND DOUBTFUL DEBTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at January 1	¥ 3,860
Balance as at December 31	4,033	¥ 3,860
Financial assets neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at January 1	3,860	1,848	¥ 606
Provision for the year	436	2,173	1,566
Written back for the year	(127)	(68)	(283)
Written off for the year	(30)	(23)	(41)
Others	(106)	(70)
Balance as at December 31	¥ 4,033	¥ 3,860	¥ 1,848